Annual Total Returns - Eaton Vance Emerging Markets Debt Opportunities Fund - Class A	Jul. 31, 2020
Prospectus [Line Items]
2014	0.33%
2015	(3.76%)
2016	10.56%
2017	12.57%
2018	(4.45%)
2019	17.83%